Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operations:
Net loss	$ (132,036)	$ (155,555)
Adjustments for:
Long-term compensation plans	6,795	28,313
Depreciation and amortization	377,746	391,659
Impairment of property, plant and equipment	15,313
Gain on re-measurement of property, plant and equipment		(7,605)
Foreign exchange	(2,873)	6,791
Finance charges	137,928	146,360
Loss on redemption and repurchase of unsecured senior notes	9,021	239
Income taxes	(100,021)	(153,031)
Other	(2,025)	(1,889)
Income taxes paid	(3,645)	(14,605)
Income taxes recovered	11,932	795
Interest paid	(136,065)	(139,575)
Interest received	1,865	3,478
Funds provided by operations	183,935	105,375
Changes in non-cash working capital balances	(67,380)	17,133
Cash flows from used in operating activities	116,555	122,508
Investments:
Purchase of property, plant and equipment	(74,823)	(203,472)
Purchase of intangibles	(23,179)
Proceeds on sale of property, plant and equipment	14,841	7,840
Business acquisition, net of cash acquired		(12,200)
Income taxes recovered		2,917
Changes in non-cash working capital balances	(7,989)	(9,010)
Cash flows from used in investing activities	(91,150)	(213,925)
Financing:
Redemption and repurchase of unsecured senior notes	(571,975)	(677,704)
Debt issue costs	(9,196)	(10,752)
Debt amendment fees	(1,793)	(1,214)
Proceeds from issuance of long-term debt	509,180	469,420
Issuance of common shares on the exercise of options		1,926
Cash flows from used in financing activities	(73,784)	(218,324)
Effect of exchange rate changes on cash and cash equivalents	(2,245)	(19,313)
Decrease in cash and cash equivalents	(50,624)	(329,054)
Cash and cash equivalents, beginning of year	115,705	444,759
Cash and cash equivalents, end of year	$ 65,081	$ 115,705